Note 33 - Employee Benefits - Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Total countries [Domain Member]
Defined benefit obligation related to
Active plan participants	€ 6,643		€ 6,152
Participants in deferred status	5,764		5,093
Participants in payment status	8,011		6,875
Defined benefit obligation	20,418		18,120
Fair value of plan assets	€ 19,655		€ 17,727
Funding ratio (in %)	96.30%		97.80%
Germany [Member]
Defined benefit obligation related to
Active plan participants	€ 5,031		€ 4,599
Participants in deferred status	2,483		2,210
Participants in payment status	5,756		5,144
Defined benefit obligation	13,270		11,953
Fair value of plan assets	€ 11,915		€ 10,877
Funding ratio (in %)	89.80%		91.00%
UK [Member]
Defined benefit obligation related to
Active plan participants	€ 680		€ 593
Participants in deferred status	2,569		2,286
Participants in payment status	1,438		989
Defined benefit obligation	4,687		3,868
Fair value of plan assets	€ 5,615		€ 4,884
Funding ratio (in %)	119.80%		126.30%
US [Member]
Defined benefit obligation related to
Active plan participants	€ 282		€ 337
Participants in deferred status	593		500
Participants in payment status	543		500
Defined benefit obligation	1,418		1,337
Fair value of plan assets	€ 1,143		€ 1,074
Funding ratio (in %)	80.60%	[1]	80.30%	[2]
Other [Member]
Defined benefit obligation related to
Active plan participants	€ 650		€ 623
Participants in deferred status	119		97
Participants in payment status	274		242
Defined benefit obligation	1,043		962
Fair value of plan assets	€ 982		€ 892
Funding ratio (in %)	94.20%		92.70%

[1]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (EUR181million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%.
[2]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (EUR163million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%.